Income Taxes - Income Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
U.S. income before tax	$ 934	$ 262	$ 181
Foreign income before tax	(378)	271	152
Income from continuing operations before income taxes	$ 556	$ 533	$ 333